Income Taxes Income Taxes (Unrecognized Tax Benefits Rollforward) (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefits	$ 17,331	$ 17,331	$ 19,817
Increases related to current year tax positions	0	0	0
Increases related to prior year tax positions	0	0	0
Decrease related to prior year tax positions	0	0	(2,486)
Decreases related to settlement with tax authorities	0	0	0
Decreases due to lapse of applicable statute of limitations	0	0	0
Ending unrecognized tax benefits	$ 17,331	$ 17,331	$ 17,331